Summary of Awards Authorized (Detail) (Performance Shares)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Number of Shares Awarded	563,803	241,095	263,292
Potential Number of Performance-Based Shares to be Vested	563,803	458,082	403,521
Potential Number of Performance-Based Shares to be Vested period	2016	2015	2014